                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 6, 2008

This information supplements the Money Market Funds Class A, Class B, and Class C Shares Prospectus of First American Funds, Inc. ("FAF"), dated October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR TAX FREE OBLIGATIONS FUND, FOUND ON PAGE 3 OF THE PROSPECTUS:

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. The prospectus currently states that the fund does not intend to invest in these types of taxable securities. Due to current market conditions, however, the fund now expects to invest in such taxable securities from time to time, in an amount not to exceed 20% of the fund's total assets.

                                                                       FAF-MMABC

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                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 6, 2008

This information supplements the Money Market Funds Class D Shares Prospectus of First American Funds, Inc. ("FAF"), dated October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR TAX FREE OBLIGATIONS FUND, FOUND ON PAGE 3 OF THE PROSPECTUS:

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. The prospectus currently states that the fund does not intend to invest in these types of taxable securities. Due to current market conditions, however, the fund now expects to invest in such taxable securities from time to time, in an amount not to exceed 20% of the fund's total assets.

                                                                         FAF-MMD

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                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 6, 2008

This information supplements the Money Market Funds Institutional Investor Shares Prospectus of First American Funds, Inc. ("FAF"), dated October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR TAX FREE OBLIGATIONS FUND, FOUND ON PAGE 3 OF THE PROSPECTUS:

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. The prospectus currently states that the fund does not intend to invest in these types of taxable securities. Due to current market conditions, however, the fund now expects to invest in such taxable securities from time to time, in an amount not to exceed 20% of the fund's total assets.

                                                                        FAF-MMII

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 6, 2008

This information supplements the Money Market Funds Class Y Shares Prospectus of First American Funds, Inc. ("FAF"), dated October 31, 2007, as previously supplemented January 17, 2008 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR TAX FREE OBLIGATIONS FUND, FOUND ON PAGE 3 OF THE PROSPECTUS:

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. The prospectus currently states that the fund does not intend to invest in these types of taxable securities. Due to current market conditions, however, the fund now expects to invest in such taxable securities from time to time, in an amount not to exceed 20% of the fund's total assets.

                                                                     FAF-MMCLY#2

                           FIRST AMERICAN FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 6, 2008

This information supplements the Money Market Funds Class Z Shares Prospectus of First American Funds, Inc. ("FAF"), dated October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR TAX FREE OBLIGATIONS FUND, FOUND ON PAGE 3 OF THE PROSPECTUS:

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. The prospectus currently states that the fund does not intend to invest in these types of taxable securities. Due to current market conditions, however, the fund now expects to invest in such taxable securities from time to time, in an amount not to exceed 20% of the fund's total assets.

                                                                         FAF-MMZ